DEFERRED COMPENSATION (Details) - USD ($) $ in Millions	Dec. 29, 2018	Dec. 30, 2017
Deferred compensation
Liabilities related to Plan	$ 27.8	$ 22.6
Other Liabilities
Deferred compensation
Deferred compensation liability	2.0	2.0
Other Assets
Deferred compensation
Cash surrender value of life insurance	2.0	2.0
Assets held by the Plan	$ 1.0	$ 1.0